Risk and Capital Management - Schedule of Maturity Analysis of Estimated Undiscounted Future Cash Flows (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Insurance	R$ (106)	R$ 146
Private pension	321,690	279,220
Total	321,584	279,366
1 year
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Insurance	(519)	(159)
Private pension	12,001	13,469
Total	11,482	13,310
2 years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Insurance	(342)	(295)
Private pension	12,553	13,538
Total	12,211	13,243
3 years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Insurance	(223)	(194)
Private pension	12,926	12,380
Total	12,703	12,186
4 years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Insurance	(104)	(91)
Private pension	13,177	12,219
Total	13,073	12,128
5 years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Insurance	7	1
Private pension	13,281	12,178
Total	13,288	12,179
Over 5 years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Insurance	1,075	884
Private pension	257,752	215,436
Total	R$ 258,827	R$ 216,320